Related party transactions	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party Abstract
6. Related party transactions
6.	Related party transactions

Related party transactions during the year ended December 31, 2020 include transactions with debenture holders that incur interest. The related party debentures balance as at December 31, 2020 totaled $358 (December 31, 2019 – $348). The debentures bear annual coupon interest of 8.0% (December 31, 2019 – 10.0% to 18.0%) with interest expense of $35 for the year ended December 31, 2020 (December 31, 2019 – $258). The related parties involved in such transactions include shareholders, officers, directors, and management, close members of their families, or entities which are directly or indirectly controlled by close members of their families. The debentures are ongoing contractual obligations that are used to fund our corporate and operational activities. In relation to the amendment to the terms of debentures on September 30, 2020 (see Note 25d), 35,831 warrants were issued to related parties with a fair value of $28.

On June 28, 2019, the Company sold its minority interest in Wekerloo Developments Inc., which is majority-owned by one of the Company’s directors, to an arm’s length buyer for proceeds of $2,100, equivalent to its initial cost recognized on the consolidated statement of financial position, resulting in no gain or loss on disposition.

Key management personnel

Key management personnel (“KMP”) are those persons having authority and responsibility for planning, directing, and controlling the activities of the entity, directly or indirectly. Key management personnel consist of directors and executive officers.

Share based payments below are measured at the grant date fair value of options & awards issued in the year.

During the year ended December 31, 2020, KMP were granted 1,425,000 stock options with a fair value of $2,403 at the grant date (2019: 117,714 stock options with a fair value of $237 at the grant date).

Aggregate compensation of KMP during the year consisted of:

	2020	2019
Salary and short-term benefits	761	1,554
Share – based payments	591	368
	1,352	1,922